                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-10001

                    Oppenheimer Main Street Select Fund
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                        Date of fiscal year end: July 31

                      Date of reporting period: 10/29/2010

ITEM 1. SCHEDULE OF INVESTMENTS.

Oppenheimer Main Street Select Fund
STATEMENT OF INVESTMENTS October 29, 2010*(Unaudited)

                                                        Shares          Value
                                                      ----------   --------------
COMMON STOCKS--99.2%
CONSUMER DISCRETIONARY--13.1%
AUTOMOBILES--3.1%
Ford Motor Co.(1)                                      3,655,600   $   51,653,628
DIVERSIFIED CONSUMER SERVICES--0.4%
Capella Education Co.(1)                                 131,620        7,216,725
HOTELS, RESTAURANTS & LEISURE--4.2%
Hyatt Hotels Corp., Cl. A(1)                             823,340       33,180,602
McDonald's Corp.                                         479,832       37,316,535
                                                                   --------------
                                                                       70,497,137
MEDIA--3.0%
McGraw-Hill Cos., Inc. (The)                           1,019,309       38,376,984
Washington Post Co. (The), Cl. B                          28,023       11,269,449
                                                                   --------------
                                                                       49,646,433
MULTILINE RETAIL--0.5%
Target Corp.                                             152,480        7,919,811
SPECIALTY RETAIL--1.9%
AutoZone, Inc.(1)                                        137,240       32,612,341
CONSUMER STAPLES--6.9%
FOOD PRODUCTS--3.0%
General Mills, Inc.                                      453,590       17,027,769
Mead Johnson Nutrition Co., Cl. A                        450,704       26,510,409
Sara Lee Corp.                                           541,000        7,752,530
                                                                   --------------
                                                                       51,290,708
TOBACCO--3.9%
Philip Morris International, Inc.                      1,118,074       65,407,329
ENERGY--9.9%
OIL, GAS & CONSUMABLE FUELS--9.9%
Chevron Corp.                                            687,611       56,803,545
Enbridge Energy Management LLC(1)                              1               37
Enterprise Products Partners LP                          471,414       20,200,090
MarkWest Energy Partners LP                              150,213        5,726,120
Noble Energy, Inc.                                       232,800       18,968,544
Occidental Petroleum Corp.                               653,600       51,392,568
Plains All American Pipeline LP                          205,820       12,987,242
                                                                   --------------
                                                                      166,078,146
FINANCIALS--17.7%
CAPITAL MARKETS--3.0%
Goldman Sachs Group, Inc. (The)                          120,500       19,394,475
Knight Capital Group, Inc., Cl. A(1)                     717,999        9,355,527
State Street Corp.                                       516,918       21,586,496
                                                                   --------------
                                                                       50,336,498
COMMERCIAL BANKS--5.2%
CIT Group, Inc.(1)                                     1,269,364       55,001,542
Wells Fargo & Co.                                      1,228,200       32,031,456
                                                                   --------------
                                                                       87,032,998
DIVERSIFIED FINANCIAL SERVICES--5.0%
Bank of America Corp.                                  2,344,590       26,822,110


                    1 | Oppenheimer Main Street Select Fund

Oppenheimer Main Street Select Fund
STATEMENT OF INVESTMENTS October 29, 2010*(Unaudited)

                                                        Shares          Value
                                                      ----------   --------------
DIVERSIFIED FINANCIAL SERVICES CONTINUED
Citigroup, Inc.(1)                                     5,972,820   $   24,906,659
MSCI, Inc., Cl. A(1)                                     879,400       31,526,490
                                                                   --------------
                                                                       83,255,259
INSURANCE--3.6%
AFLAC, Inc.                                              758,150       42,373,004
Progressive Corp.                                        843,100       17,839,996
                                                                   --------------
                                                                       60,213,000
THRIFTS & MORTGAGE FINANCE--0.9%
First Niagara Financial Group, Inc.                    1,319,760       15,639,156
HEALTH CARE--10.3%
BIOTECHNOLOGY--2.8%
Celgene Corp.(1)                                         454,628       28,218,760
Human Genome Sciences, Inc.(1)                           400,100       10,754,688
Savient Pharmaceuticals, Inc.(1)                         692,160        8,589,706
                                                                   --------------
                                                                       47,563,154
HEALTH CARE PROVIDERS & SERVICES--2.2%
Express Scripts, Inc.(1)                                 264,300       12,823,836
WellPoint, Inc.(1)                                       441,740       24,004,152
                                                                   --------------
                                                                       36,827,988
PHARMACEUTICALS--5.3%
Abbott Laboratories                                      633,361       32,504,087
Merck & Co., Inc.                                        829,541       30,095,747
Perrigo Co.                                              146,300        9,638,244
Teva Pharmaceutical Industries Ltd., Sponsored ADR       322,770       16,751,763
                                                                   --------------
                                                                       88,989,841
INDUSTRIALS--12.0%
AEROSPACE & DEFENSE--2.3%
Precision Castparts Corp.                                276,550       37,771,199
AIR FREIGHT & LOGISTICS--2.9%
United Parcel Service, Inc., Cl. B                       725,900       48,882,106
COMMERCIAL SERVICES & SUPPLIES--1.8%
Republic Services, Inc.                                1,021,468       30,449,961
CONSTRUCTION & ENGINEERING--1.8%
Aecom Technology Corp.(1)                                696,750       18,456,908
KBR, Inc.                                                459,560       11,672,824
                                                                   --------------
                                                                       30,129,732
INDUSTRIAL CONGLOMERATES--2.1%
Tyco International Ltd.                                  939,725       35,972,673
PROFESSIONAL SERVICES--1.1%
Verisk Analytics, Inc., Cl. A(1)                         602,520       17,961,121
INFORMATION TECHNOLOGY--21.3%
COMMUNICATIONS EQUIPMENT--2.6%
QUALCOMM, Inc.                                           963,282       43,472,911
COMPUTERS & PERIPHERALS--4.4%
Apple, Inc.(1)                                           244,846       73,666,816
ELECTRONIC EQUIPMENT & INSTRUMENTS--1.6%
Dolby Laboratories, Inc., Cl. A(1)                       441,214       27,214,080


                    2 | Oppenheimer Main Street Select Fund

Oppenheimer Main Street Select Fund
STATEMENT OF INVESTMENTS October 29, 2010*(Unaudited)

                                                        Shares          Value
                                                      ----------   --------------
INTERNET SOFTWARE & SERVICES--6.0%
eBay, Inc.(1)                                          2,061,120   $   61,441,987
Google, Inc., Cl. A(1)                                    64,073       39,276,108
                                                                   --------------
                                                                      100,718,095
IT SERVICES--0.5%
NeuStar, Inc., Cl. A(1)                                  345,580        8,919,420
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--2.2%
Marvell Technology Group Ltd.(1)                       1,874,340       36,193,505
SOFTWARE--4.0%
Blackboard, Inc.(1)                                      353,890       14,771,369
Check Point Software Technologies Ltd.(1)                817,206       34,935,557
FactSet Research Systems, Inc.                           205,283       18,019,742
                                                                   --------------
                                                                       67,726,668
MATERIALS--2.3%
CHEMICALS--1.3%
Praxair, Inc.                                            231,073       21,106,208
METALS & MINING--1.0%
Compass Minerals International, Inc.                     219,680       17,326,162
TELECOMMUNICATION SERVICES--2.8%
WIRELESS TELECOMMUNICATION SERVICES--2.8%
America Movil SAB de CV, ADR, Series L                   816,256       46,738,819
UTILITIES--2.9%
ENERGY TRADERS--2.9%
AES Corp. (The)(1)                                     4,148,022       49,527,383
                                                                   --------------
Total Common Stocks (Cost $1,337,781,792)                           1,665,957,011
INVESTMENT COMPANY--1.6%
Oppenheimer Institutional Money Market Fund, Cl. E,
0.25% (2, 3) (Cost $27,144,523)                       27,144,523       27,144,523
TOTAL INVESTMENTS, AT VALUE (COST $1,364,926,315)          100.8%   1,693,101,534
Liabilities in Excess of Other Assets                       (0.8)     (13,271,266)
                                                      ----------   --------------
Net Assets                                                 100.0%  $1,679,830,268
                                                      ==========   ==============

Footnotes to Statement of Investments

* October 29, 2010 is the last business day of the Fund's quarterly period. See accompanying Notes.

(1.) Non-income producing security.

(2.) Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended October 29, 2010, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                                                         SHARES         GROSS        GROSS          SHARES
                                                     JULY 31, 2010    ADDITIONS   REDUCTIONS   OCTOBER 29, 2010
                                                     -------------   ----------   ----------   ----------------
Oppenheimer Institutional Money Market Fund, Cl. E     11,393,202    77,137,872   61,386,551      27,144,523

                                                        VALUE       INCOME
                                                     -----------   -------
Oppenheimer Institutional Money Market Fund, Cl. E   $27,144,523   $10,079

(3.) Rate shown is the 7-day yield as of October 29, 2010.


                    3 | Oppenheimer Main Street Select Fund

Oppenheimer Main Street Select Fund
STATEMENT OF INVESTMENTS October 29, 2010*(Unaudited)

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3-significant unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset).

The table below categorizes amounts as of October 29, 2010 based on valuation input level:

                                                  LEVEL 2--
                                   LEVEL 1--        OTHER        LEVEL 3--
                                  UNADJUSTED     SIGNIFICANT    SIGNIFICANT
                                    QUOTED        OBSERVABLE   UNOBSERVABLE
                                    PRICES          INPUTS        INPUTS           VALUE
                                --------------   -----------   ------------   --------------
ASSETS TABLE
INVESTMENTS, AT VALUE:
Common Stocks
   Consumer Discretionary       $  219,546,075       $--            $--       $  219,546,075
   Consumer Staples                116,698,037        --             --          116,698,037
   Energy                          166,078,146        --             --          166,078,146
   Financials                      296,476,911        --             --          296,476,911
   Health Care                     173,380,983        --             --          173,380,983
   Industrials                     201,166,792        --             --          201,166,792
   Information Technology          357,911,495        --             --          357,911,495
   Materials                        38,432,370        --             --           38,432,370
   Telecommunication Services       46,738,819        --             --           46,738,819
   Utilities                        49,527,383        --             --           49,527,383
Investment Company                  27,144,523        --             --           27,144,523
                                --------------       ---            ---       --------------
Total Assets                    $1,693,101,534       $--            $--       $1,693,101,534
                                --------------       ---            ---       --------------

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

SEE THE ACCOMPANYING NOTES FOR FURTHER DISCUSSION OF THE METHODS USED IN DETERMINING VALUE OF THE FUND'S INVESTMENTS, AND A SUMMARY OF CHANGES TO THE VALUATION METHODOLOGIES, IF ANY, DURING THE REPORTING PERIOD.

NOTES TO STATEMENT OF INVESTMENTS

Effective November 1, 2010 the Fund changed its name to Oppenheimer Main Street Select Fund from Oppenheimer Main Street Opportunity Fund.

QUARTERLY PERIOD. Since October 29, 2010 represents the last day during the Fund's quarterly period on which the New York Stock Exchange was open for trading, the Fund's financial statements have been presented through that date to maintain consistency with the Fund's net asset value calculations used for shareholder transactions.

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as "Level 1," inputs other than


                    4 | Oppenheimer Main Street Select Fund

Oppenheimer Main Street Select Fund
STATEMENT OF INVESTMENTS October 29, 2010*(Unaudited)

unadjusted quoted prices for an asset that are observable are classified as "Level 2" and significant unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as "Level 3." The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by portfolio pricing services approved by the Board of Trustees or dealers.

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

U.S. domestic and international debt instruments (including corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and "money market-type" debt instruments with a remaining maturity in excess of sixty days are valued at the mean between the "bid" and "asked" prices utilizing price quotations obtained from independent pricing services or broker-dealers. Such prices are typically determined based upon information obtained from market participants including reported trade data, broker-dealer price quotations and inputs such as benchmark yields and issuer spreads from identical or similar securities.

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.

In the absence of a readily available unadjusted quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

There have been no significant changes to the fair valuation methodologies of the Fund during the period.

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. When applicable, the Fund's investment in IMMF is included in the Statement of Investments. Shares of IMMF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.


                    5 | Oppenheimer Main Street Select Fund

Oppenheimer Main Street Select Fund
STATEMENT OF INVESTMENTS October 29, 2010*(Unaudited)

FEDERAL TAXES. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of October 29, 2010 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities   $1,365,795,641
                                 ==============
Gross unrealized appreciation    $  349,204,093
Gross unrealized depreciation       (21,898,200)
                                 --------------
Net unrealized appreciation      $  327,305,893
                                 ==============

                    6 | Oppenheimer Main Street Select Fund

ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 10/29/2010, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
          (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Main Street Select Fund


By: /s/ William F. Glavin, Jr.
    ---------------------------------
    William F. Glavin, Jr.
    Principal Executive Officer

Date: 12/07/2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ William F. Glavin, Jr.
    ---------------------------------
    William F. Glavin, Jr.
    Principal Executive Officer

Date: 12/07/2010


By: /s/ Brian W. Wixted
    ---------------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: 12/07/2010